Schedule of Investments (unaudited) December 31, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
BHP Group PLC	352,054	$9,263,870

Austria — 0.2%
Erste Group Bank AG(a)	51,041	1,557,533
OMV AG	25,680	1,036,885

		2,594,418

Belgium — 1.5%
Ageas SA/NV	31,966	1,704,501
Anheuser-Busch InBev SA/NV	141,516	9,871,389
Galapagos NV(a)	8,024	790,134
Groupe Bruxelles Lambert SA	19,903	2,009,553
KBC Group NV(a)	56,460	3,956,996
Proximus SADP	22,986	455,898
Solvay SA	12,653	1,499,855
UCB SA	21,186	2,189,901
Umicore SA	34,141	1,641,270

		24,119,497

Denmark — 3.9%
AP Moller - Maersk A/S, Class A	538	1,118,715
AP Moller - Maersk A/S, Class B, NVS	1,050	2,346,470
Carlsberg AS, Class B	17,216	2,759,767
Chr Hansen Holding A/S(a)	17,605	1,812,735
Coloplast A/S, Class B	19,564	2,989,512
Danske Bank A/S(a)	116,539	1,928,109
DSV PANALPINA A/S	33,989	5,698,821
Genmab A/S(a)	10,934	4,426,801
GN Store Nord A/S	23,964	1,919,168
Novo Nordisk A/S, Class B	278,739	19,548,614
Novozymes A/S, Class B	34,297	1,970,379
Orsted A/S(b)	29,792	6,089,644
Pandora A/S	17,148	1,919,584
Vestas Wind Systems A/S	33,311	7,882,171

		62,410,490

Finland — 2.0%
Elisa OYJ	24,062	1,321,020
Fortum OYJ	70,632	1,702,509
Kone OYJ, Class B	67,341	5,475,977
Metso Outotec OYJ	119,234	1,192,641
Neste OYJ	72,364	5,238,083
Nokia OYJ(a)	953,212	3,675,019
Nordea Bank Abp(a)	573,151	4,691,260
Sampo OYJ, Class A	84,942	3,592,887
Stora Enso OYJ, Class R	100,207	1,918,206
UPM-Kymmene OYJ	90,650	3,379,574
Wartsila OYJ Abp	75,688	754,756

		32,941,932

France — 17.1%
Accor SA(a)	28,532	1,033,346
Aeroports de Paris(a)	3,886	504,475
Air Liquide SA	78,736	12,933,299
Airbus SE(a)	102,226	11,229,558
Alstom SA(a)	41,000	2,338,216
Arkema SA	11,145	1,275,009
Atos SE(a)	16,624	1,521,047
AXA SA	348,222	8,313,419
BNP Paribas SA(a)	192,580	10,156,885
Bouygues SA	37,757	1,554,548
Bureau Veritas SA(a)	49,905	1,328,693

Security	Shares	Value

France (continued)
Capgemini SE	26,555	$4,119,906
Carrefour SA	99,174	1,702,461
Cie. de Saint-Gobain(a)	89,400	4,101,951
Cie. Generale des Etablissements Michelin SCA	30,088	3,863,647
Credit Agricole SA(a)	215,998	2,727,414
Danone SA	114,143	7,508,103
Dassault Systemes SE	22,968	4,669,230
Edenred	40,738	2,313,305
Eiffage SA(a)	13,790	1,333,622
Electricite de France SA(a)	67,678	1,067,802
Engie SA(a)	294,297	4,508,290
EssilorLuxottica SA	50,107	7,819,888
Gecina SA	9,402	1,452,932
Hermes International	5,746	6,184,044
Kering SA	12,386	9,008,066
Klepierre SA	36,016	810,399
Legrand SA	44,263	3,953,533
L’Oreal SA	40,149	15,267,834
LVMH Moet Hennessy Louis Vuitton SE	44,576	27,864,977
Orange SA	343,536	4,091,526
Pernod Ricard SA	33,564	6,439,342
Peugeot SA(a)	105,148	2,877,986
Publicis Groupe SA	38,452	1,917,674
Renault SA(a)	33,480	1,464,889
Safran SA(a)	54,902	7,788,980
Sanofi	191,635	18,453,182
Schneider Electric SE	90,048	13,034,084
SCOR SE(a)	25,573	826,678
SES SA	65,223	615,765
Societe Generale SA(a)	134,468	2,800,601
Sodexo SA	14,897	1,261,688
STMicroelectronics NV , New	109,633	4,098,021
Suez SA	72,209	1,433,058
Teleperformance	9,652	3,203,973
Thales SA	18,169	1,665,078
TOTAL SE	419,542	18,120,569
Ubisoft Entertainment SA(a)	14,113	1,361,406
Unibail-Rodamco-Westfield	23,577	1,862,980
Valeo SA	38,649	1,526,488
Veolia Environnement SA	89,033	2,179,816
Vinci SA	84,709	8,432,613
Vivendi SA	145,559	4,698,244
Worldline SA(a)(b)	36,809	3,562,478

		276,183,018

Germany — 13.6%
adidas AG(a)	30,735	11,202,770
Allianz SE, Registered	69,732	17,123,841
Aroundtown SA	202,622	1,517,259
BASF SE	153,527	12,157,519
Bayer AG, Registered	164,216	9,675,614
Bayerische Motoren Werke AG	53,127	4,695,205
Beiersdorf AG	16,697	1,929,373
Brenntag AG	25,262	1,957,796
Commerzbank AG(a)	167,010	1,076,081
Continental AG	17,840	2,646,661
Covestro AG(b)	28,855	1,782,223
Daimler AG, Registered	139,439	9,859,585
Delivery Hero SE(a)(b)	23,547	3,658,988
Deutsche Bank AG, Registered(a)	346,374	3,792,639
Deutsche Boerse AG	31,822	5,421,811

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Lufthansa AG, Registered(a)	50,343	$666,173
Deutsche Post AG, Registered	163,701	8,112,002
Deutsche Telekom AG, Registered	541,118	9,901,479
Deutsche Wohnen SE	59,267	3,168,230
E.ON SE	378,175	4,194,058
Fresenius Medical Care AG & Co. KGaA	35,123	2,930,878
Fresenius SE & Co. KGaA	68,056	3,150,933
GEA Group AG	28,045	1,004,727
Hannover Rueck SE	10,120	1,613,417
HeidelbergCement AG	23,803	1,782,981
Henkel AG & Co. KGaA	16,348	1,577,205
Infineon Technologies AG	218,290	8,383,915
LANXESS AG	15,292	1,174,273
LEG Immobilien AG	12,555	1,951,854
Merck KGaA	21,311	3,659,636
MTU Aero Engines AG	8,857	2,312,612
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,413	6,955,485
Puma SE(a)	15,606	1,762,061
QIAGEN NV(a)	37,666	1,956,360
RWE AG	112,360	4,752,617
SAP SE	182,761	23,976,237
Siemens AG, Registered	134,977	19,408,557
Siemens Healthineers AG(b)	38,004	1,952,061
Symrise AG	21,632	2,869,113
United Internet AG, Registered	17,786	749,268
Volkswagen AG	4,971	1,034,594
Vonovia SE	94,194	6,887,403
Zalando SE(a)(b)	27,838	3,101,611

		219,487,105

Ireland — 1.2%
CRH PLC(a)	130,167	5,418,223
Flutter Entertainment PLC(a)	23,301	4,758,308
Kerry Group PLC, Class A	25,823	3,744,094
Kingspan Group PLC(a)	26,046	1,829,257
Ryanair Holdings PLC, ADR(a)(c)	16,896	1,858,222
Smurfit Kappa Group PLC	43,094	2,005,760

		19,613,864

Italy — 3.1%
Assicurazioni Generali SpA	206,184	3,597,462
Atlantia SpA(a)	84,777	1,526,371
CNH Industrial NV(a)	168,355	2,126,854
Enel SpA	1,290,271	13,065,412
Eni SpA	431,575	4,513,802
Ferrari NV	21,537	4,971,228
Intesa Sanpaolo SpA(a)	2,925,901	6,847,081
Mediobanca Banca di Credito Finanziario SpA	127,847	1,179,461
Moncler SpA(a)	33,838	2,075,920
Prysmian SpA	45,618	1,623,126
Snam SpA	356,582	2,007,397
Telecom Italia SpA/Milano	2,009,501	927,923
Terna Rete Elettrica Nazionale SpA	238,033	1,820,283
UniCredit SpA(a)	361,421	3,382,073

		49,664,393

Netherlands — 6.6%
ABN AMRO Bank NV, CVA(a)(b)	70,169	688,559
Adyen NV(a)(b)	5,046	11,761,533
Aegon NV	216,283	856,088
Akzo Nobel NV	31,896	3,428,855

Security	Shares	Value

Netherlands (continued)
ArcelorMittal SA(a)(c)	116,376	$2,688,358
Argenx SE(a)	7,938	2,350,434
ASML Holding NV	70,979	34,525,766
EXOR NV	19,080	1,545,928
Heineken Holding NV	17,312	1,632,080
Heineken NV	40,050	4,470,070
ING Groep NV(a)	658,944	6,160,563
Just Eat Takeaway.com NV(a)(b)	13,525	1,529,083
Koninklijke Ahold Delhaize NV	184,996	5,230,991
Koninklijke DSM NV	30,453	5,246,316
Koninklijke KPN NV	604,314	1,838,909
Koninklijke Philips NV(a)	151,685	8,125,313
NN Group NV	53,947	2,345,223
Prosus NV	70,916	7,666,932
Randstad NV(a)	20,066	1,307,135
Wolters Kluwer NV	44,200	3,734,827

		107,132,963

Norway — 0.8%
DNB ASA(a)	149,828	2,939,880
Equinor ASA	176,436	2,986,983
Mowi ASA	78,647	1,754,457
Norsk Hydro ASA	219,810	1,023,321
Orkla ASA	130,728	1,328,358
Telenor ASA	107,616	1,833,832
Yara International ASA	29,847	1,241,018

		13,107,849

Portugal — 0.2%
EDP - Energias de Portugal SA	469,582	2,962,416
Galp Energia SGPS SA	76,814	822,751

		3,785,167

Spain — 4.0%
ACS Actividades de Construccion y Servicios SA	46,113	1,531,845
Aena SME SA(a)(b)	12,463	2,168,423
Amadeus IT Group SA	76,237	5,555,743
Banco Bilbao Vizcaya Argentaria SA	1,114,563	5,502,624
Banco Santander SA(a)	2,777,026	8,623,692
CaixaBank SA	608,455	1,564,142
Cellnex Telecom SA(b)	64,330	3,866,283
Enagas SA	40,348	886,892
Endesa SA	54,093	1,479,246
Ferrovial SA	82,792	2,289,383
Grifols SA	47,489	1,387,551
Iberdrola SA	965,908	13,827,489
Industria de Diseno Textil SA	186,640	5,946,582
International Consolidated Airlines Group SA	422,476	922,850
Naturgy Energy Group SA	57,277	1,328,741
Red Electrica Corp. SA	72,128	1,480,431
Repsol SA	245,969	2,482,882
Telefonica SA	779,131	3,093,477
Telefonica SA, New	47,370	188,079

		64,126,355

Sweden — 4.9%
Alfa Laval AB(a)	51,283	1,413,123
Assa Abloy AB, Class B	165,620	4,083,756
Atlas Copco AB, Class A	108,112	5,543,463
Atlas Copco AB, Class B	64,917	2,911,268
Boliden AB	46,261	1,641,446
Electrolux AB, Series B	44,029	1,025,863
Epiroc AB, Class A	102,964	1,876,221

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class B	66,332	$1,122,690
Essity AB, Class B	101,072	3,255,206
Evolution Gaming Group AB(b)	26,697	2,713,732
Hennes & Mauritz AB, Class B(a)(c)	127,941	2,679,539
Hexagon AB, Class B	46,768	4,269,885
Industrivarden AB, Class A(a)	28,735	959,402
Industrivarden AB, Class C(a)	28,521	922,043
Investor AB, Class B	75,578	5,514,285
Kinnevik AB, Class B	39,577	2,002,331
Nibe Industrier AB, Class B	58,789	1,930,630
Sandvik AB(a)	180,675	4,428,573
Securitas AB, Class B	54,505	881,034
Skandinaviska Enskilda Banken AB, Class A(a)	273,399	2,813,038
Skanska AB, Class B	67,380	1,720,487
SKF AB, Class B	63,906	1,660,573
Svenska Cellulosa AB SCA, Class B(a)	97,628	1,703,502
Svenska Handelsbanken AB, Class A(a)	260,031	2,615,334
Swedbank AB, Class A(a)	158,161	2,775,528
Swedish Match AB	27,414	2,129,016
Tele2 AB, Class B	84,830	1,121,763
Telefonaktiebolaget LM Ericsson, Class B	440,512	5,237,300
Telia Co. AB	413,322	1,709,142
Volvo AB, Class B(a)	262,891	6,203,710

		78,863,883

Switzerland — 16.1%
ABB Ltd., Registered	318,478	8,902,756
Adecco Group AG, Registered	28,228	1,889,211
Alcon Inc.(a)	81,306	5,412,122
Baloise Holding AG, Registered	8,421	1,500,433
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	170	1,659,709
Chocoladefabriken Lindt & Spruengli AG, Registered	19	1,900,108
Cie. Financiere Richemont SA, Class A, Registered	87,254	7,904,633
Clariant AG, Registered	38,208	813,479
Credit Suisse Group AG, Registered	385,436	4,970,836
Geberit AG, Registered	6,220	3,899,682
Givaudan SA, Registered	1,333	5,624,854
Julius Baer Group Ltd.	38,088	2,197,509
Kuehne + Nagel International AG, Registered	8,314	1,888,626
LafargeHolcim Ltd., Registered	86,112	4,736,428
Logitech International SA, Registered(c)	28,832	2,802,472
Lonza Group AG, Registered	12,434	8,000,972
Nestle SA, Registered	480,114	56,628,413
Novartis AG, Registered	411,523	38,943,265
Partners Group Holding AG	3,090	3,635,500
Roche Holding AG, Bearer	4,629	1,623,384
Roche Holding AG, NVS	117,207	40,971,733
Schindler Holding AG, Participation Certificates, NVS	6,708	1,810,655
Schindler Holding AG, Registered	3,289	887,038
SGS SA, Registered	866	2,615,781
Siemens Energy AG(a)	67,941	2,493,876
Sika AG, Registered	23,583	6,451,009
Sonova Holding AG, Registered(a)	9,131	2,375,847
Straumann Holding AG, Registered	1,937	2,260,326
Swatch Group AG (The), Bearer	4,602	1,257,292
Swatch Group AG (The), Registered	10,529	556,973
Swiss Life Holding AG, Registered	5,393	2,516,062
Swiss Prime Site AG, Registered	12,982	1,276,244
Swiss Re AG	46,733	4,406,050
Swisscom AG, Registered	4,243	2,290,102

Security	Shares	Value

Switzerland (continued)
Temenos AG, Registered	10,516	$1,471,015
UBS Group AG, Registered	640,332	9,033,249
Vifor Pharma AG	7,690	1,209,243
Zurich Insurance Group AG	25,095	10,603,521

		259,420,408

United Kingdom — 22.7%
3i Group PLC	159,772	2,529,075
Admiral Group PLC	45,017	1,788,235
Anglo American PLC	227,850	7,551,333
Ashtead Group PLC	76,787	3,608,660
Associated British Foods PLC(a)	60,731	1,879,487
AstraZeneca PLC	219,269	21,952,197
Aviva PLC	653,792	2,906,314
BAE Systems PLC	532,071	3,555,111
Barclays PLC(a)	2,750,613	5,515,093
Barratt Developments PLC(a)	170,777	1,564,071
Berkeley Group Holdings PLC	22,120	1,433,835
BP PLC	3,359,638	11,701,575
British American Tobacco PLC	380,656	14,090,739
British Land Co. PLC (The)	147,387	985,191
BT Group PLC	1,451,312	2,623,668
Bunzl PLC	56,849	1,898,448
Burberry Group PLC(a)	69,642	1,703,552
Centrica PLC(a)	1,108,907	706,372
Compass Group PLC	301,334	5,614,310
Croda International PLC	24,016	2,165,378
DCC PLC	17,368	1,229,318
Diageo PLC	387,127	15,229,887
Direct Line Insurance Group PLC	214,074	933,484
DS Smith PLC(a)	232,454	1,190,302
Entain PLC(a)	98,197	1,521,501
Experian PLC	154,520	5,865,608
Ferguson PLC	38,782	4,709,678
Fiat Chrysler Automobiles NV(a)	187,247	3,358,695
GlaxoSmithKline PLC	834,419	15,306,966
Glencore PLC(a)	1,824,361	5,810,575
Halma PLC	62,566	2,094,496
Hargreaves Lansdown PLC	46,467	968,650
HSBC Holdings PLC(a)	3,464,265	17,940,346
IMI PLC	52,103	829,738
Imperial Brands PLC	156,737	3,289,832
Informa PLC(a)	246,307	1,848,424
InterContinental Hotels Group PLC(a)	30,805	1,974,906
Intertek Group PLC	26,427	2,040,304
ITV PLC(a)	615,661	898,805
J Sainsbury PLC	314,004	967,908
Johnson Matthey PLC	31,445	1,042,355
Kingfisher PLC(a)	365,002	1,349,132
Land Securities Group PLC	120,513	1,109,986
Legal & General Group PLC	985,514	3,586,107
Lloyds Banking Group PLC(a)	11,869,527	5,912,405
London Stock Exchange Group PLC	52,480	6,462,114
M&G PLC	410,235	1,110,045
Marks & Spencer Group PLC(a)	332,655	619,787
Melrose Industries PLC(a)	778,790	1,895,461
Mondi PLC	79,470	1,867,918
National Grid PLC	629,485	7,443,101
Natwest Group PLC(a)	787,645	1,805,039
Next PLC(a)	21,981	2,129,124
Ocado Group PLC(a)	102,047	3,190,207

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	132,333	$1,230,793
Persimmon PLC	52,868	1,999,652
Prudential PLC	433,963	7,990,477
Reckitt Benckiser Group PLC	123,115	11,009,661
RELX PLC	331,195	8,115,128
Rentokil Initial PLC(a)	300,395	2,092,544
Rio Tinto PLC	180,515	13,497,491
Rolls-Royce Holdings PLC(a)	1,409,715	2,143,798
Royal Dutch Shell PLC, Class A	685,538	12,161,628
Royal Dutch Shell PLC, Class B	619,503	10,664,967
RSA Insurance Group PLC	179,041	1,657,869
Sage Group PLC (The)	190,471	1,515,320
Schroders PLC	21,370	974,795
Segro PLC	201,313	2,607,650
Severn Trent PLC	40,833	1,277,643
Smith & Nephew PLC	148,503	3,065,241
Smiths Group PLC	63,098	1,297,658
Spirax-Sarco Engineering PLC	12,342	1,905,567
SSE PLC	175,618	3,600,914
St. James’s Place PLC	89,836	1,391,952
Standard Chartered PLC(a)	448,866	2,858,656
Standard Life Aberdeen PLC	369,467	1,420,685
Tate & Lyle PLC	79,354	731,541
Taylor Wimpey PLC(a)	578,648	1,311,449
Tesco PLC	1,621,825	5,130,028
Travis Perkins PLC(a)	42,618	784,717
Unilever PLC	437,974	26,294,389
United Utilities Group PLC	109,675	1,341,786
Vodafone Group PLC	4,450,582	7,357,651
Weir Group PLC (The)(a)	40,938	1,113,328
Whitbread PLC(a)	33,666	1,426,611
Wm Morrison Supermarkets PLC	432,656	1,048,881
WPP PLC	205,991	2,252,634

		366,577,952

Total Common Stocks — 98.5% (Cost: $1,630,397,353)		1,589,293,164

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	9,490	640,954
Henkel AG & Co. KGaA, Preference Shares, NVS	29,615	3,344,531

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	26,072	$1,799,182
Sartorius AG, Preference Shares, NVS	5,754	2,419,049
Volkswagen AG, Preference Shares, NVS	30,404	5,670,148

		13,873,864

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,024,023	530,997

Total Preferred Stocks — 0.9% (Cost: $17,583,230)		14,404,861

Rights

Spain — 0.0%
Repsol SA (Expires 01/26/21)(a)	245,969	84,478

Total Rights — 0.0% (Cost: $86,328)		84,478

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	5,541,823	5,545,148
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	780,000	780,000

		6,325,148

Total Short-Term Investments — 0.4% (Cost: $6,319,284)		6,325,148

Total Investments in Securities — 99.8% (Cost: $1,654,386,195)		1,610,107,651

Other Assets, Less Liabilities — 0.2%		2,561,462

Net Assets — 100.0%		$1,612,669,113

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,033,492	$—		$(3,496,859	)(a)	$2,552	$5,963	$5,545,148	5,541,823	$161,934	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	619,000	161,000	(a)	—		—	—	780,000	780,000	776		—

						$2,552	$5,963	$6,325,148		$162,710		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	132	03/19/21	$5,733	$69,630
FTSE 100 Index	34	03/19/21	2,984	(34,169)

				$35,461

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,589,105,085	$188,079	$—	$1,589,293,164
Preferred Stocks	14,404,861	—	—	14,404,861
Rights	84,478	—	—	84,478
Money Market Funds	6,325,148	—	—	6,325,148

	$1,609,919,572	$188,079	$—	$1,610,107,651

Derivative financial instruments(a)
Assets
Futures Contracts	$69,630	$—	$—	$69,630
Liabilities
Futures Contracts	(34,169)	—	—	(34,169)

	$35,461	$—	$—	$35,461

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Europe ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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